Financial Instruments and Derivatives - Carrying Amount and Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reclamation fund	$ 334.6	$ 604.3
Financial assets, at fair value	334.6	604.3
Financial liabilities	2,117.2	2,294.6
Financial liabilities, at fair value	2,138.5	2,273.5
Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	6.7	8.7
Financial liabilities, at fair value	0.0	0.0
Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	327.9	595.6
Financial liabilities, at fair value	2,138.5	2,273.5
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	18.4
Financial liabilities, at fair value	18.4
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	18.4
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0
Senior guaranteed notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,098.8	2,294.6
Financial liabilities, at fair value	2,120.1	2,273.5
Senior guaranteed notes | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	2,120.1	2,273.5
Senior guaranteed notes | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reclamation fund	327.9	595.6
Financial assets, at fair value	327.9	595.6
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	327.9	595.6
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Long-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reclamation fund	6.7	8.7
Financial assets, at fair value	6.7	8.7
Long-term investments | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	6.7	8.7
Long-term investments | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Long-term investments | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 0.0	$ 0.0